Short-Term Investments and Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
VASO CORPORATION [Member]
Short-Term Investments and Financial Instruments (Tables) [Line Items]
Schedule Of Company's Assets Measured At Fair Value	The following table presents information about the Company’s assets measured at fair value as of September 30, 2023 and December 31, 2022:
	(in thousands)
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2023
Assets
Cash equivalents invested in money market funds	$9,706	$—	$—	$9,706
Bank deposits (included in short term investments)	411			411
	$10,117	$—	$—	$10,117
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2022
Assets
Cash equivalents invested in money market funds	$7,934	$—	$—	$7,934
Bank deposits (included in short term investments)	433			433
	$8,367	$—	$—	$8,367
The following table presents information about the Company’s assets measured at fair value as of December 31, 2022 and 2021:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December31, 2022
Assets
Cash equivalents invested in money market funds	$7,934	$—	$—	$7,934
Bank deposits (included in short term investments)	433			433
	$8,367	$—	$—	$8,367
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2021
Assets
Cash equivalents invested in money market funds	$802	$—	$—	$802
Bank deposits (included in short term investments)	629			629
	$1,431	$—	$—	$1,431